Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2025
Registrant Name	dei_EntityRegistrantName	FRANKLIN TAX FREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000757010
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jul. 01, 2025